Other Current Liabilities (Details) - Schedule of other current liabilities - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilities Abstract
Deferred revenue (Note 23)	$ 66,828	$ 78,157
Decommissioning liabilities (Note 23)	975	991
Uncertain tax positions	1,315	1,315
Lease liabilities	2,120	1,949
Other	4,730	2,646
Other current liabilities	$ 75,968	$ 85,058